INDEX 500




ADVANTUS INDEX 500 FUND, INC.

SEMI-ANNUAL REPORT TO SHAREHOLDERS DATED JANUARY 31, 1999

[ADVANTUS -TM- FAMILY OF FUNDS]



EQUITY

ADVANTUS Index 500 Fund

TABLE OF CONTENTS

PERFORMANCE UPDATE                            2

INVESTMENTS IN SECURITIES                     5

STATEMENT OF ASSETS AND LIABILITIES          15

STATEMENT OF OPERATIONS                      16

STATEMENTS OF CHANGES IN NET ASSETS          17

NOTES TO FINANCIAL STATEMENTS                18

SHAREHOLDER SERVICES                         23

Letter from the President                                                [PHOTO]

Dear Shareholders:

Throughout 1998, the global economy was steeped in volatility, uncertainty, and
- in some cases - utter chaos. Some of the bleak economic realities that permeated the global economy throughout most of the year brightened in the fourth quarter. The U.S. economy and markets remained strong despite periodic volatility and several out-of-the-ordinary events.

To hold the line against continued global economic ills, central banks based in the United States and Europe pumped tremendous liquidity into world markets. This strategy drove down interest rates and calmed some erratic world markets. Keep in mind that the problems did not disappear, but the swift and concerted efforts of the United States and several Western European countries and their central banks averted increasing global problems.

We believe the United States' economy remains very strong. The fourth quarter 1998 marked the longest period of economic expansion in our country's history, 28 quarters (as measured by positive GDP). Low inflation continues, as well. The Federal Reserve has been vigilant and deserves much credit for our country's excellent economic status. The Fed's proactive, accommodating stance has bolstered confidence in our economy to investors both here and abroad.

The year ending December 31, 1998 marked four years of double-digit returns in the major stock market indices. We finished 1998 with new highs in the large cap indices and with investment inflows returning to the market - all on the heels of a litany of serious issues, including presidential impeachment. The bond market was strong and delivered high single-digit returns for much of the year, but was fraught with volatility.

We see the long-term fundamentals for the U.S. stock and bond markets remaining positive. However, much of the world remains in economic and political tumult. In Asia, we believe a slow recovery is underway and will likely progress throughout 1999; the exception to recovery is Japan. On the European continent, the euro appears to have gotten off to a strong start. The euro will likely allow producers to sell efficiently across borders without the expense and burden of currency exchanges. In the U.S., we expect strong economic conditions to continue. Growth will likely slow, but it will likely continue, and we believe inflation will likely stay at a low level.

In the following pages, the Fund's manager will update you on how the economy and the market affected the Fund during this reporting period. The manager will discuss the Fund's performance and some strategies used to maximize performance.

We assert that a long-range view of investing provides the greatest benefit to our shareholders. We encourage you to maintain a long-range view of investing, and we believe that you will derive the greatest benefit by doing so.

Thank you for investing with Advantus.

Sincerely,

/s/ William N. Westhoff

William N. Westhoff, President
Advantus Funds

ADVANTUS Index 500 Fund

PERFORMANCE UPDATE

[PHOTO]

KEVIN ZWART
PORTFOLIO MANAGER
The Advantus Index 500 Fund
seeks investment results that
correspond generally to the
price and yield performance
of the common stocks included
in the Standard and Poor's
Corporation 500 Composite
Stock Index (S&P 500 Index).+
It is designed to provide an
economical and convenient
means of maintaining a broad
position in the equity market
as part of an overall
investment strategy.

  - Dividends paid quarterly.

  - Capital gains distributions paid annually.

Performance

For the six month period ended January 31, 1999, the Advantus Index 500 Fund returned the following for each class of shares currently offered:

CLASS A..........................  14.37 PERCENT*
CLASS B..........................  13.88 PERCENT*
CLASS C..........................  13.80 PERCENT*

This compares to the S&P 500 Index,** which earned 15.06 percent for the same period.

Performance Analysis

Continuing a pattern evident over the last few reporting periods, about 70 percent of the return was generated by the largest 50 stocks in the index. The largest stocks have continued to outperform smaller stocks.

The Technology Sector has continued to carry the index during this reporting period. In addition to being one of the highest weighted sectors in the index, it also returned 48.6 percent for this reporting period, with Microsoft Corporation and Intel being the two stocks with the largest contributions to the index. Basic Materials, Energy, and Financials were all in the red for the period, with E.I. DuPont de Nemours and Company, Royal Dutch Petroleum, and Citicorp leading the decline.

Outlook

Over the last five years the S&P 500 Index** has averaged a total return of over 20 percent. This has been the best five year period in over 70 years. While money continues to flow into the markets, it is difficult to see how long this kind of performance can be sustained. Throughout 1999, it will be important for sectors other than Technology to increase performance. If other sectors perform well, the odds of seeing the same kind of returns that we have grown used to since 1995 will likely increase.

+"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Index 500 Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.
*Historical performance is not an indication of future performance. These performance results do not reflect the impact of Class A's maximum 5.5 percent front-end sales charge or Class B's maximum 5 percent contingent deferred sales charge.
**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall. The Advantus Index 500 Fund is a mutual fund whose performance reflects the deduction of an investment advisory fee and other expenses.

TEN LARGEST STOCK HOLDINGS

                                                        MARKET     % OF STOCK
COMPANY                                     SHARES      VALUE       PORTFOLIO
-----------------------------------------  --------   ----------   -----------
Microsoft Corporation....................    10,000   $1,750,000          4.1%
General Electric Company.................    13,100    1,373,862          3.2%
Intel....................................     6,700      944,281          2.2%
Wal-Mart Stores..........................     9,000      774,000          1.8%
S&P 500 Depository Receipt...............     6,000      765,938          1.8%
Cisco Systems, Inc.......................     6,350      708,422          1.6%
Merck & Co., Inc.........................     4,800      704,400          1.6%
Exxon Corporation........................     9,800      690,287          1.6%
International Business Machines..........     3,700      678,025          1.6%
Pfizer, Inc..............................     5,200      668,850          1.6%
                                                      ----------          ---
                                                      $9,058,065         21.1%
                                                      ----------          ---
                                                      ----------          ---

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Basic Materials                      3.20%
Capital Goods                        7.10%
Communication Services               8.90%
Consumer Cyclical                    9.90%
Consumer Staples                    13.00%
Energy                               4.90%
Financial                           17.20%
Health Care                         11.40%
Technology                          20.00%
Transportation                       0.80%
Utilities                            2.80%
Cash and Other
Assets/Liabilities                   0.80%

            COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000
                   INVESTMENT IN THE ADVANTUS INDEX 500 FUND,
                     S&P 500 INDEX AND CONSUMER PRICE INDEX

On the following chart you can see how the total return for each of the three classes of shares of the Advantus Index 500 Fund compared to the S&P 500 Index and the Consumer Price Index. The lines represent the cumulative total return of a hypothetical $10,000 investment made on the inception date of each class of shares of the Advantus Index 500 Fund (January 31, 1997) through January 31, 1999.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    AVERAGE ANNUAL TOTAL RETURN:
Class A:
                                                       One year     23.47%
                                                Since inception
                                                      (1/31/97)     24.44%
Class B:
                                                       One year     24.53%
                                                Since inception
                                                      (1/31/97)     25.52%
Class C:
                                                       One year     29.37%
                                                Since inception
                                                      (1/31/97)     26.64%
(Thousands)
                                                        Class A    Class B    Class C     S&P 500 Index        CPI
1/31/97                                                 $10,000    $10,000    $10,000           $10,000    $10,000
7/31/97                                                  11,525     11,577     12,043            12,244     10,075
7/31/98                                                  13,621     13,701     14,101            14,607     10,245
1/31/99                                                  15,579     15,765     16,048            16,807     10,326

The preceding chart is useful because it provides you with more information about your investments. There are limitations, however. An index may reflect the performance of securities that the Fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your Fund does. Performance presented for the Fund reflects the deduction of the maximum 5.5 percent front-end sales charge for Class A and the maximum applicable contingent deferred sales charge for Class B shares. The maximum initial sales charge for Class A shares was 5.0 percent prior to February 1, 1999. Sales charges pay for your financial professional's investment advice. Individuals cannot invest in the index itself, nor can they invest in any fund which seeks to track the performance of the index without incurring some charges and expenses.

Historical performance is not an indication of future performance. Investment returns and principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost.

ADVANTUS Index 500 Fund
Investments in Securities

JANUARY 31, 1999
           (Percentages of each investment category relate to total net assets.)

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
COMMON STOCK (99.2%)
  BASIC MATERIALS (3.2%)
    Agriculture Products (.3%)
   2,861   Archer Daniels Midland Company...................     $      43,276
   2,900   Pioneer Hi-Bred International....................            82,106
                                                              ----------------
                                                                       125,382
                                                              ----------------
    Aluminum (.3%)
   2,400   Alcan Aluminum Limited (c).......................            61,350
     700   Aluminum Company of America......................            58,537
     600   Reynolds Metals Company..........................            29,325
                                                              ----------------
                                                                       149,212
                                                              ----------------
    Chemicals (1.6%)
   1,500   Air Products and Chemicals, Inc..................            50,437
     600   Dow Chemical Company.............................            52,837
   4,500   E.I. DuPont de Nemours and Company...............           230,344
     200   Eastman Chemical Company.........................             8,125
     400   Ecolab, Inc......................................            15,500
     500   Engelhard Corporation............................             9,781
     100   FMC Corporation (b)..............................             5,406
     300   Hercules, Inc....................................             8,081
     400   International Flavors & Fragrances...............            17,450
   1,900   Monsanto Company.................................            90,369
     600   Morton International, Inc........................            15,525
   1,200   PPG Industries, Inc..............................            64,500
     600   Praxair, Inc.....................................            19,387
   1,200   Rohm and Haas Company............................            37,200
     500   Sigma-Aldrich....................................            14,250
     900   Union Carbide Corporation........................            35,606
                                                              ----------------
                                                                       674,798
                                                              ----------------

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
  BASIC MATERIALS--CONTINUED
    Iron and Steel (.1%)
   1,400   Allegheny Teledyne, Inc..........................     $      28,350
     200   Nucor Corporation................................             9,800
     300   USX-U.S. Steel Group, Inc........................             7,819
                                                              ----------------
                                                                        45,969
                                                              ----------------
    Mining (.1%)
     900   Barrick Gold Corporation (c).....................            17,156
     300   Freeport-McMoran Copper..........................             2,962
     700   Homestake Mining Company.........................             6,606
     400   Inco, Ltd. (c)...................................             4,225
   1,100   Newmont Mining Corporation.......................            19,456
     100   Phelps Dodge Corporation.........................             4,344
                                                              ----------------
                                                                        54,749
                                                              ----------------
    Paper and Forest (.8%)
     200   Bemis Company, Inc...............................             6,800
   1,300   Champion International Corporation...............            45,581
   1,300   Fort James Corporation...........................            46,637
     500   Georgia-Pacific Corporation......................            32,250
     700   International Paper Company......................            27,694
   2,000   Kimberly Clark Corporation.......................            99,625
     200   Temple-Inland, Inc...............................            11,412
     300   Union Camp Corporation...........................            18,506
     600   Weyerhaeuser Company.............................            32,475
     500   Willamette Industries, Inc.......................            17,500
                                                              ----------------
                                                                       338,480
                                                              ----------------

              See accompanying notes to investments in securities.

ADVANTUS Index 500 Fund
Investments in Securities - continued

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
  CAPITAL GOODS (7.1%)
    Aerospace/Defense (1.3%)
   2,100   Allied-Signal, Inc...............................     $      81,900
     600   General Dynamics Corporation.....................            34,875
   1,200   Lockheed Martin Corporation......................            42,300
     400   Northrop Grumman Corporation.....................            22,800
   1,100   Raytheon Company (c).............................            61,531
   1,400   Rockwell International Corporation...............            60,812
     400   Textron, Inc.....................................            29,775
   3,760   The Boeing Company...............................           129,955
     800   United Technologies Corporation..................            95,550
                                                              ----------------
                                                                       559,498
                                                              ----------------
    Containers-Metal/Glass (.1%)
     400   Crown Cork & Seal Company, Inc...................            12,675
     800   Owens-Illinois, Inc. (b).........................            23,400
                                                              ----------------
                                                                        36,075
                                                              ----------------
    Electrical Equipment (3.9%)
   1,200   AMP, Inc.........................................            63,150
   2,200   CBS Corporation..................................            74,800
     600   Cooper Industries, Inc...........................            24,862
   1,400   Emerson Electric Company.........................            81,462
  13,100   General Electric Company.........................         1,373,862
     900   Honeywell, Inc...................................            58,669
     600   Raychem Corporation..............................            15,075
   1,000   Thermo Electron Corporation (b)..................            16,625
                                                              ----------------
                                                                     1,708,505
                                                              ----------------
    Engineering/Construction (.1%)
   1,000   Caterpillar, Inc.................................            43,312
     100   Fluor Corporation................................             3,812
                                                              ----------------
                                                                        47,124
                                                              ----------------

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
  CAPITAL GOODS--CONTINUED
    Machinery (.5%)
     300   Case Corporation.................................     $       5,681
   1,500   Deere & Company..................................            48,844
   2,000   Dover Corporation................................            62,125
   1,800   Ingersoll Rand Company...........................            85,500
                                                              ----------------
                                                                       202,150
                                                              ----------------
    Manufacturing (.8%)
     500   Avery Dennison Corporation.......................            24,719
     900   Illinois Tool Works, Inc.........................            54,281
     500   Pall Corporation.................................            11,594
     300   Parker Hannifin Corporation......................             9,225
     600   Tenneco, Inc.....................................            18,525
   2,712   Tyco International, Ltd..........................           208,993
                                                              ----------------
                                                                       327,337
                                                              ----------------
    Office Equipment (.1%)
     900   Ikon Office Solutions............................            14,400
     700   Pitney Bowes, Inc................................            48,169
                                                              ----------------
                                                                        62,569
                                                              ----------------
    Trucks and Parts ( -- )
     200   Cummins Engine Company, Inc......................             7,600
     200   Paccar, Inc......................................             8,725
                                                              ----------------
                                                                        16,325
                                                              ----------------
    Waste Management (.3%)
   1,100   Browning-Ferris Industries.......................            30,250
   1,797   Waste Management, Inc............................            89,738
                                                              ----------------
                                                                       119,988
                                                              ----------------
  COMMUNICATION SERVICES (8.9%)
    Cellular (.8%)
   2,700   Airtouch Communications (b)......................           260,719
   3,100   Nextel Communications, Inc. (b)..................            99,200
                                                              ----------------
                                                                       359,919
                                                              ----------------

              See accompanying notes to investments in securities.

                                                         ADVANTUS Index 500 Fund
                                           Investments in Securities - continued

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
  COMMUNICATION SERVICES--CONTINUED
    Telecommunication (1.8%)
   7,400   MCI Worldcom, Inc. (b)...........................     $     590,150
   1,500   Sprint Corporation...............................           125,812
   1,750   Sprint Corporation (b)...........................            55,781
                                                              ----------------
                                                                       771,743
                                                              ----------------
    Telephone (6.3%)
   1,700   Alltel Corporation...............................           109,756
   4,400   Ameritech Corporation............................           286,550
   7,300   AT&T Corporation.................................           662,475
   6,274   Bell Atlantic Corporation........................           376,440
   7,400   Bellsouth Corporation............................           330,225
   1,200   Frontier Corporation.............................            43,350
   3,900   GTE Corporation..................................           263,250
   2,400   MediaOne, Inc. (b)...............................           134,550
   7,984   SBC Communications, Inc..........................           431,136
   1,838   U.S. West Communications Group...................           113,367
                                                              ----------------
                                                                     2,751,099
                                                              ----------------
  CONSUMER CYCLICAL (9.9%)
    Auto (1.7%)
     400   Cooper Tire & Rubber Company.....................             8,575
     849   Dana Corporation.................................            34,935
     400   Eaton Corporation................................            27,850
   4,900   Ford Motor Company...............................           301,044
   2,400   General Motors Corporation.......................           215,400
   1,100   Goodyear Tire & Rubber Company...................            53,900
     500   ITT Industries...................................            20,031
   1,100   TRW, Inc.........................................            52,869
                                                              ----------------
                                                                       714,604
                                                              ----------------
    Building Materials (.1%)
   1,200   Masco Corporation................................            38,775
                                                              ----------------
    Distribution Durables (.1%)
   1,300   Genuine Parts Company............................            41,437
                                                              ----------------

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
  CONSUMER CYCLICAL--CONTINUED
    Hardware and Tools ( -- )
     500   The Stanley Works................................     $      12,594
                                                              ----------------
    Houseware (.2%)
   1,100   Corning, Inc.....................................            53,625
     600   Whirlpool Corporation............................            26,962
                                                              ----------------
                                                                        80,587
                                                              ----------------
    Leisure (.1%)
     300   Brunswick Corporation............................             7,406
     300   Hasbro, Inc......................................            11,156
   1,900   Mattel, Inc......................................            43,106
                                                              ----------------
                                                                        61,668
                                                              ----------------
    Lodging-Hotel (.2%)
   2,500   Hilton Hotels Corporation........................            36,094
   1,500   Marriott International...........................            52,687
                                                              ----------------
                                                                        88,781
                                                              ----------------
    Photography/Imagery (.5%)
   1,000   Eastman Kodak Company............................            65,375
     300   Polaroid Corporation.............................             5,119
   1,200   Xerox Corporation................................           148,800
                                                              ----------------
                                                                       219,294
                                                              ----------------
    Publishing (.7%)
     900   Dow Jones & Company, Inc.........................            40,275
     900   Gannett Company..................................            59,231
     200   Knight Ridder, Inc...............................             9,550
     600   McGraw-Hill Companies, Inc.......................            64,875
     800   New York Times Company...........................            27,450
   1,100   R.R. Donnelly & Sons Company.....................            41,456
     700   The Times Mirror Company.........................            38,544
     600   Tribune Company..................................            38,362
                                                              ----------------
                                                                       319,743
                                                              ----------------

              See accompanying notes to investments in securities.

ADVANTUS Index 500 Fund
Investments in Securities - continued

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
  CONSUMER CYCLICAL--CONTINUED
    Retail (5.2%)
     400   American Greetings Corporation...................     $      15,800
   1,300   Autozone, Inc. (b)...............................            44,037
     200   Circuit City Stores, Inc.........................            11,050
     600   Costco Companies, Inc. (b).......................            49,725
   1,500   Dayton Hudson Corporation........................            95,625
     300   Dillards, Inc....................................             7,444
   1,900   Federated Department Stores (b)..................            79,444
     900   Fred Meyer, Inc. (b).............................            56,250
   2,175   Gap, Inc.........................................           139,608
     200   Harcourt General, Inc............................             9,600
   6,300   Home Depot, Inc..................................           380,362
     800   JC Penny Company.................................            31,350
   1,700   K Mart Corporation (b)...........................            29,856
     700   Kohl's Corporation (b)...........................            47,425
   1,200   Lowe's Companies, Inc............................            69,975
     500   May Department Stores Company....................            30,187
     800   Nike, Inc........................................            36,600
   1,400   Nordstrom, Inc...................................            58,275
   1,000   Sears, Roebuck & Company.........................            40,125
   1,900   Sherwin-Williams Company.........................            48,687
   1,950   Staples, Inc. (b)................................            55,819
     400   Tandy Corporation................................            21,600
   1,200   The Limited, Inc.................................            40,950
   2,500   TJX Companies, Inc...............................            73,906
     600   Toys R Us (b)....................................             9,000
   9,000   Wal-Mart Stores..................................           774,000
                                                              ----------------
                                                                     2,256,700
                                                              ----------------
    Service (1.0%)
   4,100   Cendant Corporation (b)..........................            89,175
     400   Equifax, Inc.....................................            15,825
     300   H & R Block, Inc.................................            13,162

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
  CONSUMER CYCLICAL--CONTINUED
   1,000   Interpublic Group Company........................     $      79,125
     700   Mirage Resort, Inc. (b)..........................            10,019
     600   Omnicom Group....................................            38,400
   1,000   Service Corporation International................            15,875
   2,200   Tele-Communications, Inc. (b)....................           150,837
                                                              ----------------
                                                                       412,418
                                                              ----------------
    Textiles (.1%)
     200   Fruit of the Loom (b)............................             2,900
     200   Liz Claiborne, Inc...............................             7,650
     600   V.F. Corporation.................................            25,575
                                                              ----------------
                                                                        36,125
                                                              ----------------
  CONSUMER STAPLES (13.0%)
    Beverage (2.6%)
   1,600   Anheuser-Busch...................................           113,100
     600   Brown-Forman, Inc................................            43,312
   9,900   Coca-Cola Company................................           647,831
   1,400   Coca-Cola Enterprises............................            49,525
   5,400   Pepsico, Inc.....................................           210,937
   1,500   The Seagram Company, Ltd. (c)....................            71,062
                                                              ----------------
                                                                     1,135,767
                                                              ----------------
    Broadcasting (.4%)
   1,100   Clear Channel Communications (b).................            68,062
   1,300   Comcast Corporation..............................            88,380
                                                              ----------------
                                                                       156,442
                                                              ----------------
    Entertainment (1.8%)
   2,100   Carnival Corporation.............................           103,031
   4,900   Time Warner, Inc.................................           306,250
   1,200   Viacom (b).......................................           102,000
   8,200   Walt Disney Company..............................           270,600
                                                              ----------------
                                                                       781,881
                                                              ----------------
    Food (1.9%)
     800   Best Foods.......................................            40,250
   1,600   Campbell Soup Company............................            75,100

              See accompanying notes to investments in securities.

                                                         ADVANTUS Index 500 Fund
                                           Investments in Securities - continued

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
  CONSUMER STAPLES--CONTINUED
   1,600   Conagra, Inc.....................................     $      52,000
     600   General Mills, Inc...............................            50,362
     900   Hershey Foods Corporation........................            50,625
   1,300   HJ Heinz Company.................................            73,206
   1,400   Kellogg Company..................................            57,225
     900   Quaker Oats Company..............................            50,062
     900   Ralston-Purina Group.............................            24,637
   3,200   Sara Lee Corporation.............................            81,600
   2,600   Unilever N.V. (c)................................           198,900
     600   Wm. Wrigley Jr. Company..........................            56,175
                                                              ----------------
                                                                       810,142
                                                              ----------------
    Food & Health (.1%)
   1,200   SYSCO Corporation................................            32,700
                                                              ----------------
    Household Products (2.6%)
     600   Clorox Company...................................            75,075
   1,000   Colgate Palmolive Company........................            80,437
   4,400   Gillette Company.................................           258,500
   1,400   Minnesota Mining and Manufacturing...............           108,675
   2,000   Newell Company...................................            83,125
   5,300   Procter & Gamble Company.........................           481,637
   1,000   Rubbermaid, Inc..................................            32,250
                                                              ----------------
                                                                     1,119,699
                                                              ----------------
    Personal Care (.1%)
     500   Alberto-Culver Company...........................            12,875
   1,100   Avon Products....................................            40,631
                                                              ----------------
                                                                        53,506
                                                              ----------------
    Restaurants (.6%)
   2,600   McDonalds Corporation............................           204,912
     740   Tricon Global Restaurants (b)....................            35,196
     500   Wendy's International, Inc.......................            11,906
                                                              ----------------
                                                                       252,014
                                                              ----------------

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
  CONSUMER STAPLES--CONTINUED
    Retail (1.4%)
     600   Albertson's, Inc.................................     $      36,600
   1,400   American Stores Company..........................            50,750
   1,300   CVS Corporation..................................            71,175
   1,200   Kroger Company (b)...............................            76,200
   1,200   Rite Aid Corporation.............................            58,950
   1,800   Safeway, Inc. (b)................................           101,025
     900   Super Valu, Inc..................................            24,694
   1,800   Walgreen Company.................................           112,500
   1,500   Winn-Dixie Stores, Inc...........................            68,531
                                                              ----------------
                                                                       600,425
                                                              ----------------
    Service (.3%)
   2,000   Automatic Data Processing, Inc...................            85,125
     600   Ceridian Corporation (b).........................            47,625
     300   Deluxe Corporation...............................            10,687
                                                              ----------------
                                                                       143,437
                                                              ----------------
    Tobacco (1.2%)
     500   Fortune Brands, Inc..............................            16,625
   9,800   Philip Morris Companies, Inc.....................           460,600
   1,200   RJR Nabisco Holdings Corporation.................            32,400
                                                              ----------------
                                                                       509,625
                                                              ----------------
  ENERGY (4.9%)
    Oil (4.2%)
   1,300   Amerada Hess Corporation.........................            61,750
   2,500   Chevron Corporation..............................           186,875
   9,800   Exxon Corporation................................           690,287
   3,000   Mobil Corporation................................           263,062
   3,200   Occidental Petroleum Corporation.................            48,200
     600   Phillips Petroleum Company.......................            23,175
   8,500   Royal Dutch Petroleum (c)........................           340,531
   2,800   Texaco, Inc......................................           132,650

              See accompanying notes to investments in securities.

ADVANTUS Index 500 Fund
Investments in Securities - continued

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
  ENERGY--CONTINUED
   1,600   Unocal Corporation...............................     $      45,600
     900   USX - Marathon Group.............................            20,475
                                                              ----------------
                                                                     1,812,605
                                                              ----------------
    Oil & Gas (.7%)
     800   Anadarko Petroleum Corporation...................            21,650
     800   Ashland, Inc.....................................            38,000
     900   Atlantic Richfield Company.......................            51,637
   2,420   Baker Hughes, Inc................................            40,837
     452   Burlington Resources, Inc........................            13,673
   1,300   Halliburton Company..............................            38,594
     100   Kerr-McGee Corporation...........................             3,394
     500   Rowan Company (b)................................             4,406
   1,700   Schlumberger, Ltd................................            80,962
     800   Union Pacific Resources Group....................             6,450
                                                              ----------------
                                                                       299,603
                                                              ----------------
  FINANCIAL (17.2%)
    Auto Finance (.2%)
   1,800   Fleet Financial Group, Inc.......................            79,763
                                                              ----------------
    Banks (6.5%)
   1,000   Bank of Boston Corporation.......................            36,938
   2,800   Bank of New York, Inc............................            99,400
   4,340   Bank One Corporation.............................           227,308
   6,593   BankAmerica Corporation (b)......................           440,939
   1,000   Bankers Trust New York Corporation...............            87,000
   1,000   BB&T Corporation.................................            38,250
   3,400   Chase Manhattan Corporation......................           261,588
     450   Comerica.........................................            28,097
     850   Fifth Third Bancorp..............................            58,172
   3,548   First Union Corporation..........................           186,714
   1,300   Firstar Corporation..............................           114,644

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
  FINANCIAL--CONTINUED
   1,210   Huntington Bancshares............................     $      37,661
     600   J.P. Morgan & Company, Inc.......................            63,300
   1,200   KeyCorp..........................................            38,250
     700   Mellon Bank Corporation..........................            46,900
   1,600   Mercantile Bancorporation........................            71,900
   1,500   National City Corporation........................           106,594
     900   Northern Trust Corporation.......................            77,906
   1,200   PNC Bank Corporation.............................            61,425
   1,300   Regions Financial Corporation....................            49,888
     400   Republic New York Corporation....................            14,650
   1,000   State Street Corporation.........................            71,500
   1,200   Summit Bancorp...................................            48,975
   1,300   Suntrust Banks, Inc..............................            91,569
   1,800   Synovus Financial Corporation....................            45,000
   2,553   U.S. Bancorp.....................................            86,004
     400   Union Planters Corporation.......................            18,200
     700   Wachovia Corporation.............................            62,038
   6,500   Wells Fargo Company..............................           227,094
                                                              ----------------
                                                                     2,797,904
                                                              ----------------
    Commercial Finance (.1%)
   1,300   Dun & Bradstreet Corporation.....................            39,650
                                                              ----------------
    Consumer Finance (1.2%)
   1,700   American Express Company.........................           174,888
   2,873   Associates First Capital Corporation.............           116,517
     400   Capital One Financial Corporation................            52,950
   1,519   Household International, Inc.....................            66,742
   2,825   MBNA Corporation.................................            78,923

              See accompanying notes to investments in securities.

                                                         ADVANTUS Index 500 Fund
                                           Investments in Securities - continued

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
  FINANCIAL--CONTINUED
     800   SILM Holding Corporation.........................     $      35,250
                                                              ----------------
                                                                       525,270
                                                              ----------------
    Finance-Diversified (1.6%)
     800   American General Corporation.....................            57,050
   2,025   Charles Schwab Corporation.......................           142,383
   2,400   Federal Home Loan Mortgage Corporation...........           148,800
   4,200   Federal National Mortgage Association............           306,075
     900   MGIC Investment Corporation......................            32,963
                                                              ----------------
                                                                       687,271
                                                              ----------------
    Insurance (4.6%)
     900   Aetna, Inc.......................................            81,113
   2,700   Allstate Corporation.............................           101,419
   4,975   American International Group.....................           512,114
   1,450   Aon Corporation..................................            73,588
   1,100   Chubb Corporation................................            64,625
     600   Cigna Corporation................................            49,425
     950   Conseco, Inc.....................................            29,391
     600   ITT Hartford Group...............................            31,163
   1,000   Jefferson-Pilot Corporation......................            75,750
     300   Lincoln National Corporation.....................            24,994
     700   Loews Corporation................................            58,931
     600   Marsh & McLennen.................................            37,725
     600   MBIA, Inc........................................            39,338
     300   Progressive Corporation..........................            37,481
     750   Providian Financial..............................            75,609
     800   Safeco Corporation...............................            31,100
   1,800   St. Paul Companies, Inc..........................            52,875
     400   Torchmark Corporation............................            13,125
     800   Transamerica Corporation.........................            44,800

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
  FINANCIAL--CONTINUED
   9,239   Travelers Group, Inc.............................     $     517,962
     700   Unum Corporation.................................            42,306
                                                              ----------------
                                                                     1,994,834
                                                              ----------------
    Investment Bankers/Brokers (2.7%)
     700   Franklin Resources, Inc..........................            23,450
   1,700   Lehman Brothers Holdings, Inc....................            92,969
   1,100   Merrill Lynch & Co., Inc.........................            83,600
   2,230   Morgan Stanley Dean Witter.......................           193,592
   6,000   S&P 500 Depository Receipt.......................           765,938
                                                              ----------------
                                                                     1,159,549
                                                              ----------------
    Public Finance (.1%)
   1,300   Countrywide Credit Industries....................            61,750
                                                              ----------------
    Savings and Loans (.2%)
     300   Golden West Financial Corporation................            28,163
   1,878   Washington Mutual, Inc...........................            78,876
                                                              ----------------
                                                                       107,039
                                                              ----------------
  HEALTH CARE (11.4%)
    Biotechnology (.2%)
     800   Amgen, Inc. (b)..................................           102,250
                                                              ----------------
    Drugs (7.1%)
   5,300   American Home Products Corporation...............           311,044
   4,000   Bristol-Myers Squibb Company.....................           512,750
     450   Cardinal Health, Inc.............................            33,272
   4,500   Eli Lilly & Company..............................           421,594
   4,800   Merck & Co., Inc.................................           704,400
   5,200   Pfizer, Inc......................................           668,850
   1,900   Pharmacia & Upjohn...............................           109,250
   6,000   Schering Plough Corporation......................           327,000
                                                              ----------------
                                                                     3,088,160
                                                              ----------------

              See accompanying notes to investments in securities.

ADVANTUS Index 500 Fund
Investments in Securities - continued

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
  HEALTH CARE--CONTINUED
    Health Care- Diversified (2.5%)
   6,100   Abbott Laboratories..............................     $     283,269
     700   Allergan, Inc....................................            53,813
   4,100   HealthSouth Rehabilitation Company (b)...........            55,606
   5,400   Johnson & Johnson................................           459,000
   3,300   Warner-Lambert Company...........................           238,219
                                                              ----------------
                                                                     1,089,907
                                                              ----------------
    Hospital Management (.2%)
   1,700   Columbia/HCA Healthcare Corporation..............            30,813
   2,900   Tenet Healthcare Corporation (b).................            60,175
                                                              ----------------
                                                                        90,988
                                                              ----------------
    Managed Care (.4%)
   1,400   HCR Manor Care (b)...............................            37,450
   1,200   Humana (b).......................................            21,450
   1,036   McKesson Corporation.............................            77,830
     700   United Health Care...............................            31,325
                                                              ----------------
                                                                       168,055
                                                              ----------------
    Medical Products/Supplies (1.0%)
     600   Alza Corporation (b).............................            30,338
     300   Bausch & Lomb, Inc...............................            18,413
     900   Baxter International, Inc........................            63,844
   1,200   Becton Dickinson & Company.......................            42,900
     700   Biomet, Inc......................................            25,638
   1,200   Boston Scientific Corporation (b)................            29,325
     800   Guidant Corporation..............................            47,150
     600   Mallinckrodt, Inc................................            20,963
   1,800   Medtronic, Inc...................................           143,438
     400   St. Jude Medical, Inc. (b).......................            10,425
                                                              ----------------
                                                                       432,434
                                                              ----------------

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
  TECHNOLOGY (20.0%)
   1,600   3 Com (b)........................................     $      75,200
     200   Adobe Systems, Inc...............................             9,550
     900   Advanced Micro Devices, Inc. (b).................            20,644
   1,800   America Online, Inc. (b).........................           316,238
     500   Apple Computer, Inc. (b).........................            20,594
   2,400   Applied Materials, Inc. (b)......................           151,650
   1,000   Ascend Communications (b)........................            87,313
     700   BMC Software, Inc. (b)...........................            32,681
   6,350   Cisco Systems, Inc. (b)..........................           708,422
   6,861   Compaq Computer Corporation......................           326,755
   2,000   Computer Associates International................           101,250
     600   Computer Sciences Corporation....................            41,138
     700   Compuware Corporation (b)........................            46,375
   5,200   Dell Computer Corporation (b)....................           520,000
   1,700   Electronic Data Systems Corporation..............            89,144
   1,900   EMC Corporation (b)..............................           206,863
   1,200   First Data Corporation...........................            45,975
     600   Gateway 2000 (b).................................            46,350
   1,500   General Instrument Corporation (b)...............            53,250
     600   Harris Corporation...............................            22,500
   4,200   Hewlett-Packard Company..........................           329,175
   1,200   IMS Health, Inc..................................            43,950
   6,700   Intel............................................           944,281
   3,700   International Business Machines..................           678,025
     200   KLA-Tencor Corporation (b).......................            11,550
   5,300   Lucent Technologies, Inc.........................           596,581
     700   Micron Technology, Inc. (b)......................            54,688

              See accompanying notes to investments in securities.

                                                         ADVANTUS Index 500 Fund
                                           Investments in Securities - continued

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
  TECHNOLOGY--CONTINUED
  10,000   Microsoft Corporation (b)........................     $   1,750,000
   2,400   Motorola, Inc....................................           173,400
     300   National Semiconductor Corporation (b)...........             3,881
   2,220   Northern Telecom Limited (c).....................           140,138
   2,900   Novell, Inc. (b).................................            59,088
   3,900   Oracle Corporation (b)...........................           215,963
   1,400   Parametric Technology Corporation (b)............            18,288
   1,600   Paychex, Inc.....................................            77,900
   3,100   Peoplesoft, Inc. (b).............................            61,419
     200   Perkin-Elmer Corporation.........................            19,013
   1,600   Seagate Technology, Inc. (b).....................            65,100
     900   Silicon Graphics, Inc. (b).......................            18,675
   1,500   Sun Microsystems, Inc. (b).......................           167,625
     600   Tellabs, Inc. (b)................................            51,450
   1,600   Texas Instruments, Inc...........................           158,200
   2,000   Unisys Corporation (b)...........................            66,250
   1,000   W.W. Grainger, Inc...............................            40,750
                                                              ----------------
                                                                     8,667,282
                                                              ----------------
  TRANSPORTATION (.8%)
    Air Freight (.1%)
     300   Federal Express Corporation (b)..................            24,506
                                                              ----------------
    Airlines (.3%)
     400   AMR Corporation (b)..............................            23,500
     400   Delta Air Lines, Inc.............................            21,825
   2,850   Southwest Airlines Company.......................            76,594
     300   USAir Group, Inc. (b)............................            14,925
                                                              ----------------
                                                                       136,844
                                                              ----------------
    Railroads (.4%)
   1,800   Burlington Northern Santa Fe.....................            62,325
   1,400   CSX Corporation..................................            54,250

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
  TRANSPORTATION--CONTINUED
   1,300   Norfolk Southern Corporation.....................     $      35,831
     600   Union Pacific Corporation........................            30,863
                                                              ----------------
                                                                       183,269
                                                              ----------------
  UTILITIES (2.8%)
    Electric Companies (2.3%)
   1,800   AES Corporation (b)..............................            60,638
     200   Ameren Corporation...............................             7,850
     800   American Electric Power Company..................            35,050
   1,000   Carolina Power & Light Company...................            41,625
   1,600   Central & Southwest Corporation..................            42,300
     200   Cinergy..........................................             6,263
     700   Consolidated Edison, Inc.........................            34,606
   1,900   Dominion Resources, Inc..........................            85,025
     600   DTE Energy Company...............................            24,300
   1,208   Duke Energy Corporation..........................            74,670
   1,200   Edison International.............................            33,375
   1,000   Entergy Corporation..............................            29,438
   2,200   FirstEnergy Corporation..........................            68,338
     600   FPL Group, Inc...................................            32,925
   1,200   GPU, Inc.........................................            51,150
   1,100   Houston Industries, Inc. (b).....................            33,413
     400   New Century Energies, Inc........................            17,600
     400   Northern States Power Company....................            10,775
   1,200   Pacific Gas & Electric Company...................            38,325
   1,500   Peco Energy Company..............................            57,281
   1,000   Public Service Enterprise Group..................            39,688
   2,000   Southern Company.................................            53,875
   1,800   Texas Utilities Company..........................            79,088
   1,200   Unicom Corporation...............................            42,750
                                                              ----------------
                                                                     1,000,348
                                                              ----------------

              See accompanying notes to investments in securities.

ADVANTUS Index 500 Fund
Investments in Securities - continued

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
  UTILITIES--CONTINUED
    Natural Gas (.5%)
   1,900   Coastal Corporation..............................     $      56,644
     300   Consolidated Natural Gas Company.................            15,394
   1,100   Enron Corporation................................            72,600

                                                                   MARKET
 SHARES                                                           VALUE(a)
--------                                                      ----------------
  UTILITIES--CONTINUED

   1,400   Sempra Energy....................................     $      32,200
   1,200   The Williams Company.............................            39,600
                                                              ----------------
                                                                       216,438
                                                              ----------------
Total common stock (cost: $33,293,930)......................        42,995,005
                                                              ----------------

PRINCIPAL
----------
SHORT-TERM SECURITIES (1.2%)
 $ 532,347    Federated Prime Obligation Fund, current rate 4.920%........        532,347
                                                                             ------------
              Total short-term securities (cost: $532,347)................        532,347
                                                                             ------------
              Total investments in securities (cost: $33,826,277)(d)......   $ 43,527,352
                                                                             ------------
                                                                             ------------

Notes to Investments in Securities
-----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The Fund held 2.1% of net assets in foreign securities as of January 31, 1999.
(d) At January 31, 1999 the cost of securities for federal income tax purposes was $33,942,026. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation..........  $11,184,522
Gross unrealized depreciation..........   (1,599,196)
                                         -----------
Net unrealized appreciation............  $ 9,585,326
                                         -----------
                                         -----------

                                                         ADVANTUS Index 500 Fund
                                             Statement of Assets and Liabilities
                                                                JANUARY 31, 1999
                                                                     (UNAUDITED)

                                                 ASSETS
Investments in securities, at market value - see accompanying schedule for detailed listing
 (identified cost: $33,826,277)............................................................  $ 43,527,352
Cash in bank on demand deposit.............................................................             3
Receivable for Fund shares sold............................................................       224,105
Receivable for investment securities sold..................................................        77,373
Accrued interest receivable................................................................         1,471
Dividends receivable.......................................................................        31,200
Organizational costs (note 5)..............................................................        53,293
Other receivables..........................................................................         7,753
                                                                                             ------------
    Total assets...........................................................................    43,922,550
                                                                                             ------------
                                               LIABILITIES
Payable for investment securities purchased................................................       372,681
Payable for Fund shares redeemed...........................................................        64,695
Payable to Adviser.........................................................................       130,139
                                                                                             ------------
    Total liabilities......................................................................       567,515
                                                                                             ------------
Net assets applicable to outstanding capital stock.........................................  $ 43,355,035
                                                                                             ------------
                                                                                             ------------
Represented by:
  Capital stock - authorized 10 billion shares (Class A - 2 billion shares,
   Class B - 2 billion shares, Class C - 2 billion shares and 4 billion shares unallocated)
   of $.01 par value (note 1)..............................................................  $     25,437
  Additional paid-in capital...............................................................    33,689,266
  Distributions in excess of net investment income.........................................        (2,981)
  Accumulated net realized losses from investments.........................................       (57,762)
  Unrealized appreciation on investments...................................................     9,701,075
                                                                                             ------------
    Total - representing net assets applicable to outstanding capital stock................  $ 43,355,035
                                                                                             ------------
                                                                                             ------------
Net assets applicable to outstanding Class A shares........................................  $ 22,792,310
                                                                                             ------------
                                                                                             ------------
Net assets applicable to outstanding Class B shares........................................  $ 18,224,819
                                                                                             ------------
                                                                                             ------------
Net assets applicable to outstanding Class C shares........................................  $  2,337,906
                                                                                             ------------
                                                                                             ------------
Shares outstanding and net asset value per share:
  Class A - Shares outstanding 1,334,408...................................................  $      17.08
                                                                                             ------------
                                                                                             ------------
  Class B - Shares outstanding 1,071,550...................................................  $      17.01
                                                                                             ------------
                                                                                             ------------
  Class C - Shares outstanding 137,755.....................................................  $      16.97
                                                                                             ------------
                                                                                             ------------

                See accompanying notes to financial statements.

ADVANTUS Index 500 Fund
Statement of Operations
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 1999
(UNAUDITED)

Investment income:
  Interest..................................................................................  $     8,268
  Dividends.................................................................................      230,154
                                                                                              -----------
      Total investment income...............................................................      238,422
                                                                                              -----------
Expenses (note 4):
  Investment advisory fee...................................................................       56,779
  Distribution fees - Class A...............................................................       26,364
  Distribution fees - Class B...............................................................       70,745
  Distribution fees - Class C...............................................................        8,161
  Administrative services fee...............................................................       21,600
  Amortization of organizational costs......................................................        8,882
  Transfer agent fees.......................................................................       51,356
  Custodian fees............................................................................        5,168
  Auditing and accounting services..........................................................        6,050
  Legal fees................................................................................        3,681
  Directors' fees...........................................................................          320
  Registration fees.........................................................................       21,193
  Printing and shareholder reports..........................................................       18,506
  Insurance.................................................................................        1,753
  Licensing fee.............................................................................        1,005
  Other.....................................................................................        2,608
                                                                                              -----------
      Total expenses........................................................................      304,171
  Less fees and expenses waived or absorbed:
    Class A distribution fees...............................................................      (13,151)
    Other fund expenses.....................................................................      (98,703)
                                                                                              -----------
      Total fees and expenses waived or absorbed............................................     (111,854)
                                                                                              -----------
      Total net expenses....................................................................      192,317
                                                                                              -----------
      Investment income - net...............................................................       46,105
                                                                                              -----------
Realized and unrealized gains (losses) on investments:
  Net realized losses on investments........................................................      (35,597)
  Net change in unrealized appreciation or depreciation on investments......................    5,090,214
                                                                                              -----------
      Net gains on investments..............................................................    5,054,617
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $ 5,100,722
                                                                                              -----------
                                                                                              -----------

                See accompanying notes to financial statements.

                                                         ADVANTUS Index 500 Fund
                                             Statements of Changes in Net Assets
    FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 1999 AND YEAR ENDED JULY 31, 1998
                                                                     (UNAUDITED)

                                                                                   1999          1998
                                                                               ------------  ------------
Operations:
  Investment income - net....................................................  $     46,105  $     89,077
  Net realized gain (loss) on investments....................................       (35,597)      155,958
  Net change in unrealized appreciation or depreciation on investments.......     5,090,214     2,694,442
                                                                               ------------  ------------
      Increase in net assets resulting from operations.......................     5,100,722     2,939,477
                                                                               ------------  ------------
Distributions to shareholders from:
  Investment income - net:
    Class A..................................................................       (65,700)      (99,594)
    Class B..................................................................        (3,785)       (9,115)
    Class C..................................................................           (15)       (1,291)
  Net realized gains on investments:
    Class A..................................................................       (83,008)      (14,438)
    Class B..................................................................       (69,736)       (6,117)
    Class C..................................................................        (8,299)       (1,101)
                                                                               ------------  ------------
      Total distributions....................................................      (230,543)     (131,656)
                                                                               ------------  ------------
Capital share transactions (notes 4 and 6):
  Proceeds from sales:
    Class A..................................................................     6,008,597     7,485,540
    Class B..................................................................     5,351,523     9,963,570
    Class C..................................................................       955,803     1,231,311
  Proceeds from issuance of shares as a result of reinvested dividends:
    Class A..................................................................        81,477        40,014
    Class B..................................................................        73,336        15,232
    Class C..................................................................         8,291         2,392
  Payments for redemption of shares:
    Class A..................................................................    (1,500,914)   (1,740,078)
    Class B..................................................................    (1,167,708)     (949,778)
    Class C..................................................................      (376,243)     (208,843)
                                                                               ------------  ------------
      Increase in net assets from capital share transactions.................     9,434,162    15,839,360
                                                                               ------------  ------------
      Total increase in net assets...........................................    14,304,341    18,647,181
Net assets at beginning of period............................................    29,050,694    10,403,513
                                                                               ------------  ------------
Net assets at end of period (including (distributions in excess of)
 undistributed net investment income of ($2,981) and $11,532, respectively)...............................................................  $ 43,355,035  $ 29,050,694
                                                                               ------------  ------------
                                                                               ------------  ------------

                See accompanying notes to financial statements.

ADVANTUS Index 500 Fund
Notes to Financial Statements
JANUARY 31, 1999
(UNAUDITED)

(1) ORGANIZATION
    Advantus Index 500 Fund, Inc. (the Fund) was incorporated on July 3, 1996. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund's investment objective is to seek investment results that correspond, generally, before sales charges and other Fund expenses, to the aggregate price and yield performance of the common stocks included in the S&P 500 Index.

    The Fund currently issues three classes of shares: Class A, Class B and Class C shares. Class A shares are sold subject to a front-end sales charge. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption if redeemed within six years of purchase. Class C shares are sold without either a front-end sales charge or a contingent deferred sales charge. Both Class B and Class C are subject to a higher Rule 12b-1 fee than Class A shares. Both Class B and Class C shares automatically convert to Class A shares at net asset value after a specified holding period. Such holding periods decline as the amount of the purchase increases and range from 28 to 84 months after purchase for Class B shares and 40 to 96 months after purchase for Class C shares. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between Class A, Class B and Class C shares. Income, expenses (other than distribution fees) and realized and unrealized gains or losses are allocated to each class of shares based upon its relative net assets.

    On September 4, 1996, Advantus Capital Management, Inc. (Advantus Capital or the Adviser) purchased 5,000 Class A shares, 5,000 Class B shares and 5,000 Class C shares. Advantus Capital is a wholly-owned subsidiary of Minnesota Life Insurance Company (Minnesota Life), formerly known as The Minnesota Mutual Life Insurance Company. Inception of the Fund was January 31, 1997 when the shares became effectively registered under the Securities Exchange Act of 1933. Prior to date of inception, Minnesota Life purchased 500,000 Class A shares for $5 million.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    The significant accounting policies followed by the Fund are summarized as follows:

  USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

  INVESTMENTS IN SECURITIES

    The Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a national exchange are valued at the last sales price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures adopted by the Board of Directors. Short-term securities are valued at market.

                                                         ADVANTUS Index 500 Fund
                                       Notes to Financial Statements - continued

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)
    Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of bond premium and discount computed on a level yield basis, is accrued daily.

  FEDERAL TAXES

    The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31, in order to avoid federal excise tax.

    Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

    On the statement of assets and liabilities, as a result of permanent book-to-tax differences, a reclassification adjustment was made to increase undistributed net investment income and decrease additional paid-in capital by $8,882.

  DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income are declared and paid quarterly. Realized gains, if any, are paid annually.

(3) INVESTMENT SECURITY TRANSACTIONS
    For the period from August 1, 1998 to January 31, 1999, purchases of securities and proceeds from sales, other than temporary investments in short-term securities aggregated $15,048,279 and $6,097,180 respectively.

(4) EXPENSES AND RELATED PARTY TRANSACTIONS
    The Fund has an investment advisory agreement with Advantus Capital. Under the agreement, Advantus Capital acts as investment adviser and manager for the Fund. The fee for investment management and advisory services is based on the average daily net assets of the Fund at the annual rate of .34 percent. The Fund has engaged First Data Investor Services Group, Inc. to act as its transfer agent, dividend disbursing agent and redemption agent and bears the expenses of such services. Prior to October 26, 1998, the Fund's transfer agent was Minnesota Life.

    The Fund has adopted separate Plans of Distribution applicable to Class A, Class B and Class C shares, respectively, relating to the payment of certain expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940 (as amended). The Fund pays fees to Ascend Financial Services, Inc. (Ascend), the underwriter of the Fund and wholly-owned subsidiary of Advantus Capital, to be used to pay certain expenses incurred in connection with the distribution and servicing of the Fund's shares. The Class A Plan provides for a distribution fee up to .30 percent of average daily net assets of Class A shares. Effective February 1, 1999, the Class A Plan provides for a servicing fee up to .25 percent of average daily net assets of Class A shares. The Class B and Class C Plans provide for a fee up to 1.00 percent of average daily net assets of Class B and Class C shares,

ADVANTUS Index 500 Fund
Notes to Financial Statements - continued

(4) EXPENSES AND RELATED PARTY TRANSACTIONS - (CONTINUED) respectively. The Class B and Class C 1.00 percent fee is comprised of a .75 percent distribution fee and a .25 percent service fee. Ascend is currently waiving that portion of Class A Rule 12b-1 fees which exceeds, as a percentage of average daily net assets, .15 percent. Ascend waived Class A Rule 12b-1 fees in the amount of $13,151 for the period ended January 31, 1999.

    The Fund also bears certain other operating expenses including outside directors' fees, custodian fees, registration fees, printing and shareholder reports, legal, auditing and accounting services, organizational costs and other miscellaneous expenses.

    Effective October 26, 1998, the Fund entered in a new shareholder and administrative services agreement with Minnesota Life. Under this agreement, the Fund pays a shareholder services fee, equal to $5 per shareholder account annually, to Minnesota Life for shareholder services which Minnesota Life provides. The Fund also pays Minnesota Life an administrative services fee equal to $3,700 per month for accounting, auditing, legal and other administrative services which Minnesota Life provides. Effective February 1, 1999, the administrative services fee is $5,700 per month.

    Advantus Capital directly incurs and pays the above operating expenses and the Fund in turn reimburses Advantus Capital. During the period ended January 31, 1999, Advantus Capital voluntarily agreed to absorb $98,703 in expenses which were otherwise payable by the Fund.

    Sales charges received by Ascend for distributing the Fund's three classes of shares amounted to $101,718.

    As of January 31, 1999, Minnesota Life and subsidiaries and the directors and officers of the Fund as a whole own the following shares:

                                          NUMBER OF SHARES   PERCENTAGE OWNED
                                          ----------------  -------------------
Class A.................................        505,201              37.9%
Class B.................................          5,138                .5%
Class C.................................          5,129               3.7%

    Legal fees were paid to a law firm of which the Fund's secretary is a partner in the amount of $6,911.

(5) ORGANIZATIONAL COSTS
    The Fund incurred organizational expenses in connection with the start-up and initial registration. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by Advantus Capital, or any other holder, representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion (based on the ratio that the number of initial shares redeemed bears to the total number of outstanding initial shares of the Fund at the date of redemption) of the unamortized organizational cost balance.

                                                         ADVANTUS Index 500 Fund
                                       Notes to Financial Statements - continued

(6) CAPITAL SHARE TRANSACTIONS
    Transactions in shares for the period from August 1, 1998 to January 31, 1999 and the year ended July 31, 1998 were as follows:

                                                     CLASS A               CLASS B               CLASS C
                                               --------------------  --------------------  --------------------
                                                 1999       1998       1999       1998       1999       1998
                                               ---------  ---------  ---------  ---------  ---------  ---------
Sold.........................................    389,495    528,494    357,195    702,411     63,068     94,533
Issued for reinvested distributions..........      5,334      2,873      4,697      1,181        531        186
Redeemed.....................................   (103,541)  (122,719)   (78,624)   (67,797)   (26,565)   (14,688)
                                               ---------  ---------  ---------  ---------  ---------  ---------
                                                 291,288    408,648    283,268    635,795     37,034     80,031
                                               ---------  ---------  ---------  ---------  ---------  ---------
                                               ---------  ---------  ---------  ---------  ---------  ---------

(7) YEAR 2000
    In 1995, Minnesota Life began addressing computer systems requirements and applications to be Year 2000 ready. Based on a current study, Minnesota Life plans to spend approximately $14 million through 1999 to modify its computer information systems, enabling proper processing of transactions relating to the year 2000 and beyond. The Fund will not be charged for these expenses.

ADVANTUS Index 500 Fund
Notes to Financial Statements - continued

(8) FINANCIAL HIGHLIGHTS
    Per share data for a share of capital stock and selected information for each period are as follows:

                                                          CLASS A                                   CLASS B
                                          ---------------------------------------   ----------------------------------------
                                          PERIOD FROM                 PERIOD FROM   PERIOD FROM                  PERIOD FROM
                                           AUGUST 1,                  JANUARY 31,    AUGUST 1,                   JANUARY 31,
                                            1998 TO     YEAR ENDED    1997(d) TO      1998 TO      YEAR ENDED    1997(d) TO
                                          JANUARY 31,    JULY 31,      JULY 31,     JANUARY 31,     JULY 31,      JULY 31,
                                             1999          1998          1997          1999           1998          1997
                                          -----------   -----------   -----------   -----------    -----------   -----------
Net asset value, beginning of period....   $  15.06      $    12.89    $  10.68      $  15.01       $    12.87    $  10.69
                                          -----------   -----------   -----------   -----------    -----------   -----------
Income from investment operations:
  Net investment income.................        .05             .10         .06            --              .02         .01
  Net gains on securities (both realized
   and unrealized)......................       2.10            2.21        2.21          2.08             2.17        2.21
                                          -----------   -----------   -----------   -----------    -----------   -----------
    Total from investment operations....       2.15            2.31        2.27          2.08             2.19        2.22
                                          -----------   -----------   -----------   -----------    -----------   -----------
Less distributions:
  Dividends from net investment
   income...............................       (.06)           (.12)       (.06)         (.01)            (.03)       (.04)
  Distributions from capital gains......       (.07)           (.02)         --          (.07)            (.02)         --
                                          -----------   -----------   -----------   -----------    -----------   -----------
    Total distributions.................       (.13)           (.14)       (.06)         (.08)            (.05)       (.04)
                                          -----------   -----------   -----------   -----------    -----------   -----------
Net asset value, end of period..........   $  17.08      $    15.06    $  12.89      $  17.01       $    15.01    $  12.87
                                          -----------   -----------   -----------   -----------    -----------   -----------
                                          -----------   -----------   -----------   -----------    -----------   -----------
Total return (a)........................      14.37%          18.19%      21.29%        13.88%           17.17%      20.77%
Net assets, end of period (in
 thousands).............................    $22,792         $15,711      $8,176       $18,225          $11,832      $1,962
Ratio of expenses to average daily net
 assets (c).............................        .75%(b)         .74%        .70%(b)      1.61%(b)         1.60%       1.60%(b)
Ratio of net investment income (loss) to
 average daily net assets (c)...........        .68%(b)         .83%       1.19%(b)      (.17)%(b)        (.06)%       .29%(b)
Portfolio turnover rate (excluding
 short-term securities).................       18.1%           59.2%        5.8%         18.1%            59.2%        5.8%

                                                          CLASS C
                                          ---------------------------------------
                                          PERIOD FROM                 PERIOD FROM
                                           AUGUST 1,                  JANUARY 31,
                                            1998 TO     YEAR ENDED    1997(d) TO
                                          JANUARY 31,    JULY 31,      JULY 31,
                                             1999          1998          1997
                                          -----------   -----------   -----------
Net asset value, beginning of period....   $  14.97      $  12.85      $  10.69
                                          -----------   -----------   -----------
Income from investment operations:
  Net investment income.................       (.01)          .01           .01
  Net gains on securities (both realized
   and unrealized)......................       2.08          2.16          2.18
                                          -----------   -----------   -----------
    Total from investment operations....       2.07          2.17          2.19
                                          -----------   -----------   -----------
Less distributions:
  Dividends from net investment
   income...............................         --          (.03)         (.03)
  Distributions from capital gains......       (.07)         (.02)           --
                                          -----------   -----------   -----------
    Total distributions.................       (.07)         (.05)         (.03)
                                          -----------   -----------   -----------
Net asset value, end of period..........   $  16.97      $  14.97      $  12.85
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
Total return (a)........................      13.80%        17.09%        20.44%
Net assets, end of period (in
 thousands).............................     $2,338        $1,508          $266
Ratio of expenses to average daily net
 assets (c).............................       1.61%(b)      1.60%         1.60%(b)
Ratio of net investment income (loss) to
 average daily net assets (c)...........       (.19)%(b)      (.06)%        .29%(b)
Portfolio turnover rate (excluding
 short-term securities).................       18.1%         59.2%          5.8%

-------------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect the impact of front-end or contingent deferred sales charges. For periods less than one year, total return presented has not been annualized.
(b) Adjusted to an annual basis.
(c) The Fund's Distributor and Adviser voluntarily waived and absorbed $111,854, $181,190 and $50,025 in expenses for the period from August 1, 1998 to January 31, 1999, the year ended July 31, 1998 and the period from January 31, 1997 (date of inception) to July 31, 1997, respectively. If Class A shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 1.50%, 1.81% and 2.29%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.07)%, (.24)% and (.40)%, respectively. If Class B shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.20%, 2.51% and 2.99%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.76)%, (.97)% and(1.10)%, respectively. If Class C shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.20%, 2.51% and 2.99%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.78)%, (.97)% and (1.10)%, respectively.
(d) Commencement of operations.

                                                            Shareholder Services

    The Advantus Family of Funds offers a variety of services that enhance your ability to manage your assets. Check each Fund's prospectus for the details of the services and any limitations that apply to a particular Fund.

EXCHANGE PRIVILEGES: You can move all or part of your investment dollars from one fund to any other Advantus Fund you own (for identical registrations within the same share class) at any time as your needs change. Exchanges are at the then current net asset value (exchanges from the Advantus Money Market Fund will incur the applicable sales charge, if not previously subjected to the charge). Shareholders may make twelve exchanges each calendar year without incurring a transaction charge. Thereafter, there will be a $7.50 transaction charge for each additional exchange within the calendar year.

INCOME DISTRIBUTION FLEXIBILITY: You can have your fund dividends and other distributions automatically reinvested with no sales charge, direct them from one Advantus Fund to any other you own within the Fund family or, if you desire, we'll pay you in cash.

SYSTEMATIC WITHDRAWAL PLAN: You can set up a plan to receive a check at specified intervals from your fund account--subject to minimum guidelines. Depending upon the performance of the underlying investment options, the value may be worth more or less than the original amount invested when withdrawn.

DIRECT DIVIDEND DEPOSITS: At your request we will deposit your dividends or systematic withdrawals directly into your checking or savings account instead of sending you a check.

TELEPHONE EXCHANGE: You may move money from one Advantus account to any other Advantus account you own (with identical registrations within the same share class) just by calling our toll-free number. The Telephone Exchange privilege will automatically be established unless otherwise indicated on the Account Application. Telephone Exchange may be changed (added/deleted) at any time by submitting a request in writing.

SYSTEMATIC EXCHANGE: You may move a set amount of money monthly or quarterly from one Advantus Fund to another Advantus Fund (with identical registrations within the same share class) to diversify your investment portfolio and take advantage of dollar-cost averaging.

AUTOMATIC PAYMENT OF INSURANCE PREMIUMS: You may automatically pay your Minnesota Life insurance premiums from your Advantus Money Market account.

REDUCED SALES CHARGES: Letter of Intent, combined purchases with spouse, children or single trust estates, and the Right of Accumulation make it possible for you to reduce the sales charge, if any.

SPECIAL PURCHASE PLANS: Special purchase plans enable you to open an Advantus Fund account for as little as $25 and lower your average share cost through "dollar-cost averaging." (Dollar-cost averaging does not assure a profit, nor does it prevent loss in declining markets). The Automatic Investment Plan allows you to invest automatically monthly, semi-monthly or quarterly from your checking or savings account.

IRAS, OTHER QUALIFIED PLAN: You can use the Advantus Family of Funds for your Traditional or Roth Individual Retirement Account or other qualified plan including: SEP IRA's, SIMPLE IRA's, Profit Sharing, 401(k) Money Purchase or Defined Benefit plans.

GROUP INVESTMENT PLAN: This plan provides employers and employees with a convenient means for investing in the funds through payroll deduction.

TELEPHONE REDEMPTION: You may call us and redeem shares over the phone. The proceeds will be sent by check to the address of record for the account or wire transferred to your bank of record for the Account. Wire transfers are for amounts over $500. The prevailing wire charge will be added to the withdrawal amount. The Telephone Redemption privilege will automatically be established unless otherwise indicated on the Account

Application. Telephone Redemption may be changed (added/deleted) at any time by submitting a request in writing. To have the redemption automatically deposited into your checking account, please send a voided check from your bank. Depending on the performance of the underlying investment options, the value may be worth more or less than the original amount invested upon redemption. Some limitations apply, please refer to the prospectus for details.

ACCOUNT UPDATES: You'll receive written confirmation of every investment you initiate and quarterly statements to help you track all of your Advantus Fund investments and annual tax statements. Semi-annual and annual reports will provide you with portfolio information, fund performance data and the current investment outlook.

TOLL-FREE SERVICE LINE: For your convenience in obtaining information and assistance directly from Advantus Shareholder Services, call 1-800-665-6005. Advantus Account Representatives are available Monday through Friday from 8 a.m. to 4:45 p.m. Central Time. Our voice response system is available 24 hours, seven days a week. This system allows you to access current net asset values, account balances and recent account activity.

HOW TO INVEST

You can invest in one or more of the ten Advantus Funds through a local Registered Representative of Ascend Financial Services, Inc., distributor of the Funds. Contact your representative for information and a prospectus for any of the Advantus Funds you are interested in. To find a Registered Representative near you, call the toll-free service line (1-800-665-6005).

MINIMUM INVESTMENTS: Your initial investment in any of the Advantus Funds can be as small as $25 when you use our Systematic Investment Plan. Minimum lump-sum initial investment is $250. Minimum subsequent investment is $25.

THE FUND'S MANAGER

Advantus Capital Management, Inc., investment adviser to the Fund, selects and reviews the Fund's investments and provides executive and other personnel for the Fund's management. (For the Advantus International Balanced Fund, Inc., the sub-adviser, Templeton Investment Counsel, Inc., selects the Fund's investments.)

Advantus Capital Management, Inc. manages thirteen mutual funds containing $3.2 billion in assets in addition to $11.0 billion in assets for other clients. Advantus Capital's seasoned portfolio managers average more than 13 years of investment experience.

ADVANTUS FAMILY OF FUNDS

Advantus Bond Fund
Advantus Horizon Fund
Advantus Spectrum Fund
Advantus Enterprise Fund
Advantus Cornerstone Fund
Advantus Money Market Fund
Advantus Mortgage Securities Fund
Advantus International Balanced Fund
Advantus Venture Fund
Advantus Index 500 Fund
Advantus Real Estate Securities Fund

     THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED
       TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

                        [ADVANTUS -TM- FAMILY OF FUNDS]
                        ASCEND FINANCIAL SERVICES, INC.,
                      SECURITIES DEALER, MEMBER NASD/SIPC
                            400 ROBERT STREET NORTH
                            ST. PAUL, MN 55101-2098
                                 1-800-AFS-1838
                                (1-800-237-1838)

ASCEND FINANCIAL SERVICES                               BULK RATE
400 ROBERT STREET NORTH                             U.S. POSTAGE PAID
ST. PAUL, MN 55101-2098                                ST. PAUL, MN
                                                     PERMIT NO. 3547

ADDRESS SERVICE REQUESTED

F.52035 Rev. 3-1999